(20) PRIVATE PENSION PLAN (Details 5) R$ in Thousands	Dec. 31, 2019 BRL (R$)
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	R$ 614,185
2021	633,916
2022	653,143
2023	671,427
2024 to 2029	4,371,526
Total	6,944,197
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	436,163
2021	448,553
2022	460,445
2023	471,438
2024 to 2029	3,017,325
Total	4,833,924
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	99,957
2021	104,651
2022	108,695
2023	113,023
2024 to 2029	774,546
Total	1,200,872
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	10,728
2021	10,992
2022	11,238
2023	11,494
2024 to 2029	73,016
Total	117,468
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 1 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	28,695
2021	29,642
2022	30,980
2023	32,025
2024 to 2029	213,150
Total	334,492
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
2020	38,642
2021	40,078
2022	41,785
2023	43,447
2024 to 2029	293,489
Total	R$ 457,441